SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CNY (¥)		12 Months Ended
	Jul. 01, 2001	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Lease threshold considered to be of low value		¥ 30,000
Minimum | Buildings
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		25 years
Minimum | Land use rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		40 years
Useful life, leases (in years)		10 years
Minimum | Mining rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, intangible assets (in years)		3 years
Maximum | Buildings
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		50 years
Maximum | Land use rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		70 years
Useful life, leases (in years)		50 years
Maximum | Mining rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, intangible assets (in years)		30 years
Maximum | Computer software
PROPERTY, PLANT AND EQUIPMENT
Useful life, intangible assets (in years)		10 years
Buildings and infrastructure | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		8 years
Buildings and infrastructure | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		45 years
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, leases (in years)		2 years
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, leases (in years)		20 years
Machinery | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		3 years
Useful life, leases (in years)		2 years
Machinery | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		30 years
Useful life, leases (in years)		10 years
Transportation facilities | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		6 years
Transportation facilities | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		10 years
Office and other equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		3 years
Office and other equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life, properties (in years)		10 years
Land use rights
PROPERTY, PLANT AND EQUIPMENT
Useful life, leases (in years)	50 years